Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Drillship Alonissos Stock Trust
Balance Sheet of Variable Interest Entity
	December 31, 2016	December 31, 2017
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$167	$110
Restricted cash	31,956	45,339
Trade accounts receivable, net	3,341	-
Other current assets	1,884	1,929
Total current assets	37,348	47,378

FIXED ASSETS, NET:
Drilling units, machinery and equipment, net	675,420	175,362
Total fixed assets, net	675,420	175,362

OTHER NON-CURRENT ASSETS:
Restricted cash	20,008	-
Total non-current assets, net	20,008	-
Total assets	$732,776	$222,740
LIABILITIES AND STOCKHOLDERS' EQUITY

CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	$164,218	$81,632
Accounts payable and other current liabilities	5,218	249
Accrued liabilities	1,791	4,416
Total current liabilities	171,227	86,297

NON-CURRENT LIABILITIES
Long term debt, net of current portion and deferred financing costs	82,947	-
Total non-current liabilities	82,947	-

COMMITMENTS AND CONTINGENCIES	-	-
SHAREHOLDERS' EQUITY:
Common stock, $20 par value; 1,000 shares authorized and issued at December 31, 2016 and 2017	20	20
Additional paid-in capital	960	960
Retained earnings	477,622	135,463
Total shareholders' equity	478,602	136,443
Total liabilities and shareholders' equity	$732,776	$222,740